Property, plant and equipment, net (Details) - USD ($)	Mar. 31, 2019	Sep. 30, 2018
Property, Plant and Equipment [Line Items]
Subtotal	$ 338,261	$ 324,121
Accumulated depreciation and amortization	(215,594)	(187,758)
Total	122,667	136,363
Office equipment
Property, Plant and Equipment [Line Items]
Subtotal	47,157	39,755
Vehicles
Property, Plant and Equipment [Line Items]
Subtotal	69,926	68,307
Machinery and equipment
Property, Plant and Equipment [Line Items]
Subtotal	100,746	98,414
Leasehold improvement
Property, Plant and Equipment [Line Items]
Subtotal	$ 120,432	$ 117,645